Financial instruments (Details 10) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 BRL (R$) $ / $	Dec. 31, 2023 MXN ($) $ / $
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 1,334		$ 8,554
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	356		2,135
Exports designated for hedge gross nominal value | R$		R$ 608
First Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 81		$ 522
Opening foreign exchange rate	13.6512	13.6512	13.6512
Closing foreign exchange rate	20.1269	20.1269	20.1269
Exports designated for hedge gross nominal value | R$		R$ 151
Second Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 79		$ 510
Opening foreign exchange rate	13.6521	13.6521	13.6521
Closing foreign exchange rate	20.1222	20.1222	20.1222
Exports designated for hedge gross nominal value | R$		R$ 143
Third Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 85		$ 550
Opening foreign exchange rate	13.6533	13.6533	13.6533
Closing foreign exchange rate	20.1160	20.1160	20.1160
Exports designated for hedge gross nominal value | R$		R$ 159
Fourth Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 111		$ 553
Opening foreign exchange rate	15.0103	15.0103	15.0103
Closing foreign exchange rate	19.9872	19.9872	19.9872
Exports designated for hedge gross nominal value | R$		R$ 155